Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member]	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 $ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	60,000,000	60,000,000	60,000,000
Ordinary shares, shares outstanding	60,000,000	60,000,000	60,000,000
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	900,000,000,000	900,000,000,000	900,000,000,000
Ordinary shares, shares issued	40,000,000	40,000,000	40,000,000
Ordinary shares, shares outstanding	40,000,000	40,000,000	40,000,000
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	100,000,000,000	100,000,000,000	100,000,000,000
Ordinary shares, shares issued	20,000,000	20,000,000	20,000,000
Ordinary shares, shares outstanding	20,000,000	20,000,000	20,000,000